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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment |_|; Amendment Number:


This Amendment (Check only one.):      |_| is a restatement.

                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wood River Associates, L.L.C.

Address:    c/o Kaye Scholer LLP
            ------------------------
            425 Park Avenue
            New York, New York 10022


Form 13F File Number: 28-11802


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below,
(1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Arthur Steinberg, Esq., solely in his capacity as the Receiver of the Wood River Entities and not in his individual capacity


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     (A) On October 13, 2005, Arthur Steinberg, Esq. was appointed receiver (the
"Receiver") of Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. and their respective subsidiaries, successors and assigns (the "Wood River
Entities") pursuant to an order of the United States District Court for the Southern District of New York, dated October 13, 2005, in connection with the action entitled Securities and Exchange Commission v. Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., John Hunting Whittier, Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. (the "Order").

     The information contained in this Form 13F regarding the Wood River Entities is primarily based upon a review of certain brokerage account statements and account information delivered prior to the date hereof to the Receiver by certain brokers for the Wood River Entities, as the Receiver has not yet completed reviewing other information and all of the books, records and accounts of the Wood River Entities and, hence, has not been able to determine, verify or confirm the accounts or the equity securities (or amounts thereof) held by accounts over which the Institutional Investment Managers identified herein exercise investment discretion or the other information set forth herein. The Receiver is still in the process of exploring whether or not any other brokers or nominees are holding additional shares of common stock, over which the Institutional Investment Managers may be deemed to have investment discretion. The Receiver is also in the process of confirming and verifying the facts stated in this Form 13F and of determining whether any of the Institutional Investment Managers have entered into any type of agreement, contract, trust or other arrangement pursuant to which the Institutional Investment Managers would be deemed to exercise investment discretion over accounts in addition to those which the Receiver has already identified. Therefore, all information contained herein is made based upon the Receiver's current information and belief and subject to confirmation, correction, change and future amendment.

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Title: Receiver

Phone: (212) 836-8000


Signature, Place, and Date of Signing:

         /s/ Arthur J. Steinberg                    New York, New York   July 27, 2006
-------------------------------------------------   ------------------   --------------
Arthur J. Steinberg, Esq., solely in his capacity      [City, State]          [Date]
 as the Receiver of the Wood River Entities, to
  the extent contemplated by the Order, and not
        in his individual capacity


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         None


                                       2
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------

Form 13F Information Table Entry Total:     0
                                            ---------------------

Form 13F Information Table Value Total:     0
                                            ---------------------
                                               (thousands)

List of Other Included Managers:    Wood River Partners, L.P. (B)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number                  Name
---     --------------------                  ----

1           28-11805               Wood River Partners, L.P. (B)



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     (B) Mr. John Whittier, prior to October 13, 2005, also acted as the institutional investment manager and exercised investment discretion with respect to the securities over which Wood River Associates, L.L.C. and Wood River Partners, L.P. exercised investment discretion. Mr. Whittier also exercised investment discretion with respect to the securities held by Wood River Associates, L.L.C. and Wood River Partners, L.P. This Form 13F is not being filed by or with respect to Mr. Whittier.


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                           FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
   --------         --------      --------   --------   ------------------------   ----------   --------   --------------------
                                               VALUE    SHRS OR   SH/              INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN   PUT/CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------------     -----    --------   -------   ---   --------   ----------   --------   ----   ------   ----
     N/A              N/A            N/A        N/A       N/A     N/A      N/A        N/A          N/A      N/A     N/A     N/A


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